Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 644	¥ 4,441	¥ 10,879
Short-term investment	335	2,311	1,891
Accounts receivable, net	3,297	22,742	23,455
Prepayments	799	5,511	2,593
Other current assets	98	679	1,042
Total current assets	5,173	35,684	39,860
Non-current assets:
Restricted cash- non-current	725	5,000	5,000
Intangible assets	98	678	678
Property and equipment, net			6
Operating lease right-of-use assets	69	475	551
Goodwill	3,375	23,283	23,283
Total non-current assets	4,267	29,436	29,518
Total assets	9,440	65,120	69,378
Current liabilities:
Accounts payable	4,384	30,244	29,480
Amounts due to a related party	154	1,060	1,060
Short-term debt	4,944	34,105	32,533
Taxes payable	228	1,573	1,553
Operating lease liabilities	31	216	199
Notes payable	93,859	647,439	668,021
Contingent liabilities for payable for asset acquisition	23,200	160,034	165,161
Accrued expenses and other current liabilities	8,909	61,452	51,144
Advance from customer	16	111	17
Total current liabilities	135,725	936,234	949,168
Non-current liabilities:
Operating lease liabilities, non-current	37	257	353
Total non-current liabilities	37	257	353
Total liabilities	135,762	936,491	949,521
Commitments and contingencies (Note 15)
SHAREHOLDERS’ DEFICIT:
Additional paid-in capital	502,393	3,465,510	3,465,510
Accumulated deficit	(670,212)	(4,623,123)	(4,605,215)
Accumulated other comprehensive income	15,464	106,669	79,989
Total shareholders’ deficit	(126,322)	(871,371)	(880,143)
Total liabilities and shareholders’ deficit	9,440	65,120	69,378
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	672	4,632	4,632
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	$ 25,361	¥ 174,941	¥ 174,941